Equity Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Limited partnership units under long term incentive plan	9,200,000
Number of awards granted under long term incentive plan	0
Equity participation plan	29,000,000		29,000,000
Minimum percentage of exercise price for a unit	100.00%		100.00%
Profit interest units vest in installments (Years)	5 years		5 years
Profit interest expire period (Years)	10 years		10 years
Weighted average fair value of units granted	$ 0.88	$ 0.57	$ 0.57	$ 0.30
Total unrecognized compensation cost for profit interest unit	$ 7.0	$ 6.4	$ 7.0